Shareholder Report, Holdings (Details)	Jun. 30, 2026
Driehaus Emerging Markets Growth Fund - Institutional Class | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Driehaus Emerging Markets Growth Fund - Institutional Class | SK hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Driehaus Emerging Markets Growth Fund - Institutional Class | Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Driehaus Emerging Markets Growth Fund - Institutional Class | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Driehaus Emerging Markets Growth Fund - Institutional Class | ASE Technology Holding Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Driehaus Emerging Markets Growth Fund - Institutional Class | OTP Bank Nyrt. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Driehaus Emerging Markets Growth Fund - Institutional Class | CTBC Financial Holding Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Driehaus Emerging Markets Growth Fund - Institutional Class | Credicorp Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Driehaus Emerging Markets Growth Fund - Institutional Class | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Driehaus Emerging Markets Growth Fund - Institutional Class | Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.53% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Driehaus Emerging Markets Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Driehaus Emerging Markets Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Driehaus Emerging Markets Growth Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
Driehaus Emerging Markets Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Driehaus Emerging Markets Growth Fund - Institutional Class | Other less than 4 Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Driehaus Emerging Markets Growth Fund - Institutional Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Driehaus Emerging Markets Growth Fund - Institutional Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Driehaus Emerging Markets Growth Fund - Institutional Class | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Driehaus Emerging Markets Growth Fund - Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Driehaus Emerging Markets Growth Fund - Institutional Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Driehaus Emerging Markets Growth Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Driehaus Emerging Markets Growth Fund - Institutional Class | Other less than 4 percent country [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Driehaus Emerging Markets Growth Fund - Investor Class | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Driehaus Emerging Markets Growth Fund - Investor Class | SK hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Driehaus Emerging Markets Growth Fund - Investor Class | Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Driehaus Emerging Markets Growth Fund - Investor Class | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Driehaus Emerging Markets Growth Fund - Investor Class | ASE Technology Holding Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Driehaus Emerging Markets Growth Fund - Investor Class | OTP Bank Nyrt. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Driehaus Emerging Markets Growth Fund - Investor Class | CTBC Financial Holding Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Driehaus Emerging Markets Growth Fund - Investor Class | Credicorp Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Driehaus Emerging Markets Growth Fund - Investor Class | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Driehaus Emerging Markets Growth Fund - Investor Class | Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.53% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Driehaus Emerging Markets Growth Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Driehaus Emerging Markets Growth Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Driehaus Emerging Markets Growth Fund - Investor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
Driehaus Emerging Markets Growth Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Driehaus Emerging Markets Growth Fund - Investor Class | Other less than 4 Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Driehaus Emerging Markets Growth Fund - Investor Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Driehaus Emerging Markets Growth Fund - Investor Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Driehaus Emerging Markets Growth Fund - Investor Class | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Driehaus Emerging Markets Growth Fund - Investor Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Driehaus Emerging Markets Growth Fund - Investor Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Driehaus Emerging Markets Growth Fund - Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Driehaus Emerging Markets Growth Fund - Investor Class | Other less than 4 percent country [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Driehaus Emerging Markets Small Cap Growth Fund | Hyosung Heavy Industries Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Driehaus Emerging Markets Small Cap Growth Fund | Vista Energy SAB de CV - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Driehaus Emerging Markets Small Cap Growth Fund | HPSP Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Driehaus Emerging Markets Small Cap Growth Fund | Orizon Valorizacao de Residuos SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Driehaus Emerging Markets Small Cap Growth Fund | Hitachi Energy India Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Driehaus Emerging Markets Small Cap Growth Fund | Kinik Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Driehaus Emerging Markets Small Cap Growth Fund | GE Vernova T&D India Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Driehaus Emerging Markets Small Cap Growth Fund | Mega Union Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Driehaus Emerging Markets Small Cap Growth Fund | Aditya Infotech Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Driehaus Emerging Markets Small Cap Growth Fund | Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.53% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Driehaus Emerging Markets Small Cap Growth Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Driehaus Emerging Markets Small Cap Growth Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Driehaus Emerging Markets Small Cap Growth Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Driehaus Emerging Markets Small Cap Growth Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Driehaus Emerging Markets Small Cap Growth Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
Driehaus Emerging Markets Small Cap Growth Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Driehaus Emerging Markets Small Cap Growth Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Driehaus Emerging Markets Small Cap Growth Fund | Other less than 4 Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Driehaus Emerging Markets Small Cap Growth Fund | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Driehaus Emerging Markets Small Cap Growth Fund | CHINA
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Driehaus Emerging Markets Small Cap Growth Fund | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Driehaus Emerging Markets Small Cap Growth Fund | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Driehaus Emerging Markets Small Cap Growth Fund | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Driehaus Emerging Markets Small Cap Growth Fund | INDIA
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Driehaus Emerging Markets Small Cap Growth Fund | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Driehaus Emerging Markets Small Cap Growth Fund | Other less than 4 percent country [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Driehaus Global Fund | Alphabet, Inc. - A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Driehaus Global Fund | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Driehaus Global Fund | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Driehaus Global Fund | Ibiden Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Driehaus Global Fund | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Driehaus Global Fund | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Driehaus Global Fund | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Driehaus Global Fund | Disco Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Driehaus Global Fund | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Driehaus Global Fund | Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.53% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Driehaus Global Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Driehaus Global Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Driehaus Global Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Driehaus Global Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Driehaus Global Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Driehaus Global Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Driehaus Global Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Driehaus Global Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Driehaus Global Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Driehaus Global Fund | Other less than 4 Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Driehaus Global Fund | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Driehaus Global Fund | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Driehaus Global Fund | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Driehaus Global Fund | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	55.20%
Driehaus Global Fund | Other less than 4 percent country [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Driehaus International Small Cap Growth Fund | AT&S Austria Technologie & Systemtechnik AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Driehaus International Small Cap Growth Fund | SigmaRoc PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Driehaus International Small Cap Growth Fund | Smiths Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Driehaus International Small Cap Growth Fund | Omron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Driehaus International Small Cap Growth Fund | Resonac Holdings Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Driehaus International Small Cap Growth Fund | Azbil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Driehaus International Small Cap Growth Fund | Seiko Group Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Driehaus International Small Cap Growth Fund | PVA TePla AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Driehaus International Small Cap Growth Fund | Senior PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Driehaus International Small Cap Growth Fund | Asahi Intecc Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Driehaus International Small Cap Growth Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Driehaus International Small Cap Growth Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Driehaus International Small Cap Growth Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Driehaus International Small Cap Growth Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Driehaus International Small Cap Growth Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Driehaus International Small Cap Growth Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Driehaus International Small Cap Growth Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Driehaus International Small Cap Growth Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Driehaus International Small Cap Growth Fund | Other less than 4 Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Driehaus International Small Cap Growth Fund | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Driehaus International Small Cap Growth Fund | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Driehaus International Small Cap Growth Fund | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Driehaus International Small Cap Growth Fund | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Driehaus International Small Cap Growth Fund | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Driehaus International Small Cap Growth Fund | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Driehaus International Small Cap Growth Fund | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Driehaus International Small Cap Growth Fund | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Driehaus International Small Cap Growth Fund | Other less than 4 percent country [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Driehaus International Developed Equity Fund | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Driehaus International Developed Equity Fund | Infineon Technologies AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Driehaus International Developed Equity Fund | Northern Institutional Treasury Portfolio, 3.51% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Driehaus International Developed Equity Fund | Tokyo Electron Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Driehaus International Developed Equity Fund | Japan Tobacco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Driehaus International Developed Equity Fund | Ryohin Keikaku Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Driehaus International Developed Equity Fund | ICON PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Driehaus International Developed Equity Fund | Cie Financiere Richemont SA - A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Driehaus International Developed Equity Fund | Panasonic Holdings Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Driehaus International Developed Equity Fund | UBS Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Driehaus International Developed Equity Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Driehaus International Developed Equity Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Driehaus International Developed Equity Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Driehaus International Developed Equity Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Driehaus International Developed Equity Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Driehaus International Developed Equity Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Driehaus International Developed Equity Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Driehaus International Developed Equity Fund | Other less than 4 Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Driehaus International Developed Equity Fund | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Driehaus International Developed Equity Fund | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Driehaus International Developed Equity Fund | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Driehaus International Developed Equity Fund | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Driehaus International Developed Equity Fund | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Driehaus International Developed Equity Fund | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Driehaus International Developed Equity Fund | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Driehaus International Developed Equity Fund | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Driehaus International Developed Equity Fund | Other less than 4 percent country [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Driehaus Micro Cap Growth Fund | Ultra Clean Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Driehaus Micro Cap Growth Fund | Cardinal Infrastructure Group, Inc. - A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Driehaus Micro Cap Growth Fund | CECO Environmental Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Driehaus Micro Cap Growth Fund | nLight, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Driehaus Micro Cap Growth Fund | Xometry, Inc. - A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Driehaus Micro Cap Growth Fund | Edgewise Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Driehaus Micro Cap Growth Fund | Definium Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Driehaus Micro Cap Growth Fund | Spyre Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Driehaus Micro Cap Growth Fund | Praxis Precision Medicines, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Driehaus Micro Cap Growth Fund | Silicon Motion Technology Corp. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Driehaus Micro Cap Growth Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Driehaus Micro Cap Growth Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Driehaus Micro Cap Growth Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Driehaus Micro Cap Growth Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Driehaus Micro Cap Growth Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Driehaus Micro Cap Growth Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Driehaus Micro Cap Growth Fund | Other less than 4 Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Driehaus Micro Cap Growth Fund | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Driehaus Micro Cap Growth Fund | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	90.70%
Driehaus Micro Cap Growth Fund | Other less than 4 percent country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Driehaus Small Cap Growth Fund - Institutional Class | Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.53% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Driehaus Small Cap Growth Fund - Institutional Class | Vicor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Driehaus Small Cap Growth Fund - Institutional Class | Apogee Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Driehaus Small Cap Growth Fund - Institutional Class | Definium Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Driehaus Small Cap Growth Fund - Institutional Class | Planet Labs PBC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Driehaus Small Cap Growth Fund - Institutional Class | Spyre Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Driehaus Small Cap Growth Fund - Institutional Class | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Driehaus Small Cap Growth Fund - Institutional Class | Praxis Precision Medicines, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Driehaus Small Cap Growth Fund - Institutional Class | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Driehaus Small Cap Growth Fund - Institutional Class | Silicon Motion Technology Corp. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Driehaus Small Cap Growth Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Driehaus Small Cap Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Driehaus Small Cap Growth Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Driehaus Small Cap Growth Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Driehaus Small Cap Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Driehaus Small Cap Growth Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Driehaus Small Cap Growth Fund - Institutional Class | Other less than 4 Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Driehaus Small Cap Growth Fund - Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Driehaus Small Cap Growth Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	90.20%
Driehaus Small Cap Growth Fund - Institutional Class | Other less than 4 percent country [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Driehaus Small Cap Growth Fund - Investor Class | Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.53% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Driehaus Small Cap Growth Fund - Investor Class | Vicor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Driehaus Small Cap Growth Fund - Investor Class | Apogee Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Driehaus Small Cap Growth Fund - Investor Class | Definium Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Driehaus Small Cap Growth Fund - Investor Class | Planet Labs PBC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Driehaus Small Cap Growth Fund - Investor Class | Spyre Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Driehaus Small Cap Growth Fund - Investor Class | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Driehaus Small Cap Growth Fund - Investor Class | Praxis Precision Medicines, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Driehaus Small Cap Growth Fund - Investor Class | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Driehaus Small Cap Growth Fund - Investor Class | Silicon Motion Technology Corp. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Driehaus Small Cap Growth Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Driehaus Small Cap Growth Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Driehaus Small Cap Growth Fund - Investor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Driehaus Small Cap Growth Fund - Investor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Driehaus Small Cap Growth Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Driehaus Small Cap Growth Fund - Investor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Driehaus Small Cap Growth Fund - Investor Class | Other less than 4 Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Driehaus Small Cap Growth Fund - Investor Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Driehaus Small Cap Growth Fund - Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	90.20%
Driehaus Small Cap Growth Fund - Investor Class | Other less than 4 percent country [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Driehaus Small/Mid Cap Growth Fund | Northern Institutional U.S. Government Portfolio, 3.46% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Driehaus Small/Mid Cap Growth Fund | Astera Labs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Driehaus Small/Mid Cap Growth Fund | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Driehaus Small/Mid Cap Growth Fund | Praxis Precision Medicines, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Driehaus Small/Mid Cap Growth Fund | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Driehaus Small/Mid Cap Growth Fund | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Driehaus Small/Mid Cap Growth Fund | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Driehaus Small/Mid Cap Growth Fund | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Driehaus Small/Mid Cap Growth Fund | Silicon Motion Technology Corp. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Driehaus Small/Mid Cap Growth Fund | Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Driehaus Small/Mid Cap Growth Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Driehaus Small/Mid Cap Growth Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Driehaus Small/Mid Cap Growth Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Driehaus Small/Mid Cap Growth Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Driehaus Small/Mid Cap Growth Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Driehaus Small/Mid Cap Growth Fund | Other less than 4 Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Driehaus Small/Mid Cap Growth Fund | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	93.10%
Driehaus Small/Mid Cap Growth Fund | Other less than 4 percent country [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%